Note 1. Organization and Basis of Presentation: Substantial Doubt about Going Concern (Policies)	3 Months Ended
Mar. 31, 2016
Policies
Substantial Doubt about Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has negative working capital of approximately $2,254,000 at March 31, 2016, and has incurred recurring losses and negative cash flow from operations for the three months ended March 31, 2016 and years ended December 31, 2015 and 2014.  Moreover, while the Company expects to arrange for financing with lending institutions, there can be no assurances that the Company will have the ability to do so.  The Company has borrowed money from third parties and related parties and expects to be able to generate future cash from the exercises of common stock options and warrants, new debt and equity issuances.  The Company has substantially slowed payments to trade vendors, and has renegotiated payment terms with several existing and prior vendors to lengthen the time and/or reduce the amount of cash to repay these trade payables.  In 2014 and 2015, the Company issued new equity for total cash realized of approximately $1.3 million.  In 2013, 2014 and again in 2015, the Company modified all outstanding warrants to enhance their exercisability and realized a total of $246,000 in exercises in 2013 and 2014.  In October 2015, the Company extended the expiration date of all outstanding warrants for exactly one year.  Beginning in March 2014, our operations in Volusia County, Florida, which at the time represented substantially all of our revenue, were voluntarily delayed while the Company employed additional personnel and moved assets to its new site in Bradley, Florida.  While operations resumed in Bradley in June 2014, this reduction in revenue has materially reduced available cash to fund current or prior expenses incurred, and has remained at this lower level or decreased over subsequent periods to date.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.